Note 10 - Stock Incentive Plan (Details Textual)					12 Months Ended
	Nov. 21, 2018 shares	Nov. 02, 2017 shares	Nov. 03, 2016 shares	Jul. 31, 2014 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares
Allocated Share-based Compensation Expense, Total | $					$ 124,487	$ 116,562	$ 294,341
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total | $					$ 127,278
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					125,450
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period					0	4,306	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value | $ / shares						$ 2.78
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					350 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Granted in Period, Fair Value | $					$ 134,232	$ 176,475	$ 99,317
The 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				2,500,000
Share Based Compensation Arrangement By Share Based Payment Awarded Term				10 years
The 2014 Plan [Member] | Restricted Stock [Member]
Number of Key People Issued Awards			19
The 2014 Plan [Member] | Restricted Stock [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 19 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			82,080
The 2014 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	72,170	57,700	48,048
The 2014 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%	50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Eurobulk Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	53,280	42,570	34,032
The 2014 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	125,450	100,270
Number of Key People Issued Awards	18	18
The 2014 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%	50.00%